Investor A C and Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BlackRock California Municipal Opportunities Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock California Municipal Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock California Municipal Opportunities Fund (the “California Fund” or the “Fund”) is to provide shareholders with income exempt from Federal and California income taxes.